Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the Hong Kong income tax rates to the Group’s effective tax rate for the years ended June 30, 2025, 2024 and 2023:

	For the Year ended June 30, 2025	For the Year ended June 30, 2024	For the Year ended June 30, 2023
Statutory tax rate	16.5%	16.5%	16.5%
Tax exemption	(16.5)%	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%	0.0%